EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Numerator:
Net income (loss) available to common shareholders	$ (567,557)	$ 1,186,898	$ 1,187,176	$ (3,879,846)
Denominator:
Weighted average shares - basic	1,940,098	551,590	1,084,324	86,542
Net income (loss) per share - basic	$ (0.29)	$ 2.15	$ 1.09	$ (44.83)
Effect of common stock equivalents
Add: interest expense on convertible debt	$ 34,652	$ 103,540	$ 259,086	$ 454,765
Add: amortization of debt discount	128,528	578,913	335,004	800,159
Less: gain on settlement of debt on convertible notes			(4,835,429)	(67,623)
Add (Less): loss (gain) on change of derivative liabilities	(4,187)		845,586	180,552
Net income (loss) adjusted for common stock equivalents	(408,564)	1,290,438	(2,217,343)	(2,512,003)
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest		$ 86,413,848	$ 404,173
Denominator:
Weighted average shares - diluted	1,940,098	88,598,209	6,070,030	86,542
Net income (loss) per share - diluted	$ (0.29)	$ 0.01	$ (0.37)	$ (44.83)
Warrant [Member]
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest		$ 1	$ 950,000
Convertible Class C Preferred Shares [Member]
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest		$ 1,632,770	$ 3,631,533